Investment Portfolioas of July 31, 2022 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 95.5%
Australia 2.0%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	861,506
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	305,395
(Cost $1,292,676)			1,166,901
Brazil 0.1%
Suzano Austria GmbH, 2.5%, 9/15/2028 (Cost $69,112)		70,000	59,252
British Virgin Islands 0.3%
TSMC Global Ltd., 144A, 2.25%, 4/23/2031 (Cost $199,662)		200,000	172,302
Canada 4.9%
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,500,000	1,818,965
1.25%, 6/1/2030	CAD	500,000	353,379
Canadian Pacific Railway Co.:
3.0%, 12/2/2041		20,000	16,502
3.1%, 12/2/2051		20,000	15,762
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	226,904
Manulife Financial Corp., 3.703%, 3/16/2032		295,000	280,381
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032		95,000	91,968
(Cost $2,938,116)			2,803,861
Chile 0.9%
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	189,324
Chile Government International Bond, 2.55%, 1/27/2032		350,000	308,706
(Cost $553,552)			498,030
France 1.4%
Government of France, REG S, 144A, 1.5%, 5/25/2050 (Cost $1,142,392)	EUR	850,000	789,756
Germany 12.2%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.0%, 11/15/2028	EUR	1,761,482	1,739,205
REG S, 0.0%, 8/15/2031	EUR	1,375,000	1,318,107
REG S, 0.0%, 2/15/2032	EUR	1,444,297	1,372,946
REG S, 0.0%, 8/15/2052	EUR	105,257	78,206
REG S, 0.25%, 2/15/2029	EUR	550,000	550,767
REG S, 1.25%, 8/15/2048	EUR	295,000	314,361
Kreditanstalt Fuer Wiederaufbau:
0.625%, 1/22/2026		1,000,000	924,690
1.25%, 1/31/2025		750,000	719,622
(Cost $8,008,090)			7,017,904
India 0.3%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	200,780

Ireland 0.2%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026 (Cost $145,762)		150,000	133,282
Italy 3.6%
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	243,560
REG S, 0.9%, 4/1/2031	EUR	400,000	346,774
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	358,433
Republic of Italy:
1.25%, 2/17/2026		350,000	310,833
2.375%, 10/17/2024		435,000	417,530
2.875%, 10/17/2029		435,000	382,313
(Cost $2,444,808)			2,059,443
Japan 3.3%
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	262,696
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	761,642
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	706,749
Mizuho Financial Group, Inc., 1.234%, 5/22/2027		215,000	190,054
(Cost $2,694,268)			1,921,141
Luxembourg 2.2%
European Investment Bank, 2.75%, 8/15/2025 (Cost $1,126,744)		1,250,000	1,243,526
Mexico 0.3%
United Mexican States, 3.5%, 2/12/2034 (Cost $198,912)		200,000	173,585
Netherlands 2.0%
ABN AMRO Bank NV, 144A, 2.47%, 12/13/2029		200,000	174,118
Enel Finance International NV, 144A, 5.0%, 6/15/2032		280,000	274,105
ING Groep NV, 3-month USD-LIBOR + 1.0%, 3.293% (b), 10/2/2023		200,000	199,407
NXP BV:
2.5%, 5/11/2031		150,000	126,511
2.65%, 2/15/2032		35,000	29,371
3.125%, 2/15/2042		60,000	45,108
Telefonica Europe BV, REG S, 3.875%, Perpetual (c)	EUR	300,000	285,624
(Cost $1,269,691)			1,134,244
New Zealand 0.5%
Bank of New Zealand, 144A, 3.5%, 2/20/2024 (Cost $299,100)		300,000	299,635
Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	472,413
Spain 2.1%
Spain Government Bond:
REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	963,756
REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	249,010
(Cost $1,470,538)			1,212,766
United Arab Emirates 0.7%
DP World Ltd., 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	394,164
United Kingdom 4.6%
Bank of England Euro Note, 144A, 0.5%, 4/28/2023		620,000	608,282
Barclays PLC, 3.33%, 11/24/2042		200,000	151,074

LSEGA Financing PLC, 144A, 2.0%, 4/6/2028		300,000	269,548
United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	545,272
REG S, 0.625%, 10/22/2050	GBP	430,000	334,950
REG S, 0.875%, 10/22/2029	GBP	660,000	760,218
(Cost $3,086,529)			2,669,344
United States 53.1%
AbbVie, Inc.:
4.25%, 11/21/2049		56,000	52,590
4.75%, 3/15/2045		34,000	33,626
Advanced Micro Devices, Inc., 4.393%, 6/1/2052		40,000	40,741
American Express Co., 4.42%, 8/3/2033		150,000	152,243
American Express Credit Account Master Trust, “A”, Series 2019-3, 2.0%, 4/15/2025		700,000	699,582
Amgen, Inc.:
2.8%, 8/15/2041		24,000	19,028
3.0%, 2/22/2029		30,000	28,652
3.0%, 1/15/2052		50,000	37,709
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		57,000	57,405
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		63,000	60,151
5.55%, 1/23/2049		39,000	42,854
Apple, Inc.:
2.375%, 2/8/2041		186,000	150,571
2.7%, 8/5/2051		71,000	55,746
AT&T, Inc.:
2.55%, 12/1/2033		17,000	14,392
3.65%, 6/1/2051		50,000	40,734
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 3.429% (b), 6/15/2035		500,000	478,617
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 3.35% (b), 9/15/2034		333,000	316,158
Bank of America Corp.:
3-month USD-LIBOR + 0.77%, 2.133% (b), 2/5/2026		101,000	98,906
2.972%, 7/21/2052		50,000	37,287
3.824%, 1/20/2028		69,000	67,720
4.375%, Perpetual (c)		165,000	149,737
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)		113,000	103,962
3.75%, Perpetual (c)		217,000	189,050
4.596%, 7/26/2030		100,000	103,187
Baxter International, Inc., 1.915%, 2/1/2027		30,000	27,682
Bristol-Myers Squibb Co.:
2.55%, 11/13/2050		45,000	33,482
3.7%, 3/15/2052		80,000	72,732
Capital One Financial Corp., 2.359%, 7/29/2032		130,000	102,253
Celanese U.S. Holdings LLC:
4.777%, 7/19/2026	EUR	210,000	219,121
6.165%, 7/15/2027		400,000	406,260
6.33%, 7/15/2029		100,000	102,932
6.379%, 7/15/2032		110,000	112,979
Centene Corp.:
2.45%, 7/15/2028		80,000	71,600
2.625%, 8/1/2031		180,000	153,493
Cigna Corp.:
2.375%, 3/15/2031		18,000	15,898
3.4%, 3/15/2051		41,000	33,255
Corebridge Financial, Inc., 144A, 4.35%, 4/5/2042		80,000	69,995

Crown Castle International Corp., (REIT), 3.8%, 2/15/2028	102,000	99,229
CSX Corp., 4.1%, 11/15/2032	300,000	304,005
CVS Health Corp.:
1.75%, 8/21/2030	80,000	67,201
2.7%, 8/21/2040	15,000	11,415
5.05%, 3/25/2048	35,000	35,551
DaVita, Inc., 144A, 4.625%, 6/1/2030	225,000	184,500
Dell International LLC:
144A, 3.45%, 12/15/2051	58,000	40,972
4.9%, 10/1/2026	131,000	134,157
Discovery Communications LLC, 4.0%, 9/15/2055	10,000	7,262
ERP Operating LP, (REIT), 1.85%, 8/1/2031	95,000	80,086
Fannie Mae-Aces, “A1”, Series 2021-M1S, 0.833%, 12/25/2030	287,075	264,585
FedEx Corp., 2.4%, 5/15/2031	60,000	52,577
Ford Motor Co., 3.25%, 2/12/2032	260,000	217,100
Ford Motor Credit Co. LLC, 2.7%, 8/10/2026	200,000	181,750
General Motors Co., 5.6%, 10/15/2032	500,000	499,253
General Motors Financial Co., Inc., 4.3%, 4/6/2029	450,000	426,512
HCA, Inc.:
4.125%, 6/15/2029	61,000	58,704
5.25%, 6/15/2049	38,000	35,673
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023	50,000	50,449
Hilton Domestic Operating Co., Inc., 144A, 4.0%, 5/1/2031	165,000	148,111
Home Depot, Inc.:
3.25%, 4/15/2032	140,000	136,421
3.625%, 4/15/2052	100,000	89,998
HP, Inc., 5.5%, 1/15/2033	325,000	326,875
Intel Corp., 3.2%, 8/12/2061	10,000	7,501
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.65%, 3.65% (b), 1/15/2033	230,000	226,701
JPMorgan Chase & Co.:
SOFR + 1.18%, 2.684% (b), 2/24/2028	267,000	257,284
2.739%, 10/15/2030	41,000	36,760
3.328%, 4/22/2052	35,000	27,942
3.782%, 2/1/2028	194,000	190,578
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2021-2NU, 144A, 1.974%, 1/5/2040	220,000	192,194
Lowe's Companies, Inc.:
2.8%, 9/15/2041	50,000	38,205
3.0%, 10/15/2050	51,000	37,795
Magallanes, Inc.:
144A, 5.05%, 3/15/2042	70,000	62,158
144A, 5.141%, 3/15/2052	80,000	70,433
Microsoft Corp.:
2.525%, 6/1/2050	45,000	35,056
2.921%, 3/17/2052	64,000	53,468
Morgan Stanley:
2.484%, 9/16/2036	145,000	117,312
2.943%, 1/21/2033	79,000	70,564
3.217%, 4/22/2042	10,000	8,292
MSCI, Inc.:
144A, 3.25%, 8/15/2033	60,000	51,980
144A, 3.625%, 9/1/2030	100,000	91,300
NVIDIA Corp., 2.0%, 6/15/2031	180,000	160,310
Oracle Corp., 3.65%, 3/25/2041	79,000	61,336
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	220,000	180,400
Salesforce, Inc., 2.9%, 7/15/2051	135,000	107,920
Starbucks Corp., 4.45%, 8/15/2049	50,000	47,311

Sumit Mortgage Trust, “D”, Series 22-BVUE, 144A, 2.893% (b), 2/12/2041	250,000	198,099
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	165,000	150,046
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026	150,000	137,709
1.431%, 3/9/2027	70,000	63,243
1.992%, 1/27/2032	103,000	84,838
2.908%, 7/21/2042	48,000	36,897
3.8%, Perpetual (c)	175,000	151,004
4.387%, 6/15/2027	550,000	553,248
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	49,000	38,059
3.3%, 2/15/2051	38,000	29,063
TSMC Arizona Corp.:
4.25%, 4/22/2032	260,000	265,369
4.5%, 4/22/2052	240,000	240,669
U.S. Bancorp., 4.967%, 7/22/2033	200,000	207,549
U.S. Treasury Bills, 2.745% (d), 4/20/2023 (e)	500,000	489,811
U.S. Treasury Bonds:
1.875%, 11/15/2051	379,100	291,729
2.0%, 11/15/2041	2,716,000	2,217,359
2.25%, 2/15/2052	368,500	310,749
2.375%, 2/15/2042	394,500	343,585
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	2,999,387	3,037,377
U.S. Treasury Notes:
1.5%, 2/29/2024	2,557,200	2,499,963
1.5%, 2/15/2025	2,260,400	2,184,641
1.875%, 2/28/2029	737,000	700,611
1.875%, 2/15/2032	2,059,300	1,922,228
2.75%, 5/31/2029	1,865,000	1,868,497
2.875%, 5/15/2032	1,506,400	1,533,468
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	20,000	15,829
3.25%, 5/15/2051	50,000	42,078
Verizon Communications, Inc.:
2.85%, 9/3/2041	63,000	49,452
3.875%, 3/1/2052	83,000	73,185
Walt Disney Co., 2.65%, 1/13/2031	60,000	55,195
WEA Finance LLC, (REIT), 144A, 3.75%, 9/17/2024	325,000	314,017
Welltower, Inc., (REIT), 3.85%, 6/15/2032	460,000	433,630
(Cost $32,402,770)		30,576,713
Total Bonds (Cost $60,478,700)		54,999,042

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,478,700)	95.5	54,999,042
Other Assets and Liabilities, Net	4.5	2,565,815
Net Assets	100.0	57,564,857
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (f) (g)
922,235	—	922,235 (h)	—	—	1,769	—	—	—
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 1.62% (f)
1,383,651	27,987,491	29,371,142	—	—	7,318	—	—	—
2,305,886	27,987,491	30,293,377	—	—	9,087	—	—	—

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Perpetual, callable security with no stated maturity date.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At July 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At July 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year Japanese Government Bond	JPY	9/12/2022	5	5,596,385	5,643,420	47,035
Canadian Government Bond	CAD	9/20/2022	4	400,557	407,481	6,924
Ultra Long U.S. Treasury Bond	USD	9/21/2022	15	2,371,192	2,374,687	3,495
Total unrealized appreciation						57,454

At July 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2022	58	6,970,272	7,026,156	(55,884)
2 Year U.S. Treasury Note	USD	9/30/2022	36	7,602,504	7,576,594	25,910
5 Year U.S. Treasury Note	USD	9/30/2022	19	2,152,148	2,160,805	(8,657)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2022	21	2,711,703	2,756,250	(44,547)
Total net unrealized depreciation						(83,178)
At July 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	11,441,210	USD	12,097,740	8/4/2022	401,071	State Street Bank and Trust δ
AUD	1,000,000	USD	707,128	8/4/2022	8,384	State Street Bank and Trust δ
GBP	2,500,000	USD	3,078,802	8/10/2022	33,570	Toronto-Dominion Bank
JPY	275,000,000	USD	2,176,563	9/1/2022	109,519	Toronto-Dominion Bank
Total unrealized appreciation					552,544

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	210,000	USD	211,639	8/4/2022	(3,050)	Goldman Sachs & Co.
CAD	3,300,000	USD	2,560,039	10/21/2022	(16,254)	Bank of America
Total unrealized depreciation					(19,304)

δ	U.S. Treasury Note with a value of $453,151 received as collateral for open over-the-counter derivatives contracts.
Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$54,999,042	$—	$54,999,042
Derivatives (b)
Futures Contracts	83,364	—	—	83,364
Forward Foreign Currency Contracts	—	552,544	—	552,544
Total	$83,364	$55,551,586	$—	$55,634,950

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(109,088)	$—	$—	$(109,088)
Forward Foreign Currency Contracts	—	(19,304)	—	(19,304)
Total	$(109,088)	$(19,304)	$—	$(128,392)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ (25,724)
Foreign Exchange Contracts	$ 533,240	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH3
R-080548-1 (1/23)